Taxes on Income - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments period		10 years
Period of Income tax benefit - tax exempt		2 years
Tax benefit expiration period		2023
Tax rate of Approved enterprise, 2011-2012		15.00%
Tax rate of Approved enterprise, 2013		12.50%
Tax rate of Approved enterprise, thereafter		16.00%
Percentage of tax subject to dividends distributed from Preferred Income		20.00%
Carryforward tax losses total		$ 183,000,000
Carryforward tax losses without expiration date		$ 65,800,000
Federal operation losses carryforward expiration beginning year		2017
Federal operation losses carryforward expiration ending year		2027
Deferred tax assets valuation allowance		$ 40,600,000	$ 43,000,000
Carryforward capital losses for tax purposes totaled		41,000,000
Deferred income taxes		0
Tax payable upon dividend distribution		29,000,000
Net interest and penalties expenses		(100,000)	(100,000)	$ 200,000
Net interest and penalties expenses related to unrecognized tax benefit		800,000	$ 1,100,000
US Subsidiary [Member]
Income Taxes [Line Items]
Carryforward tax losses total		$ 110,000,000
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate		26.50%	26.50%	25.00%
Israel [Member] | Subsequent Event [Member]
Income Taxes [Line Items]
Corporate tax rate	25.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate range		15.00%
Federal operating losses carryforward expired		15 years
Minimum [Member] | Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate		11.00%
Minimum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate		12.00%
Minimum [Member] | Israel [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Percentage of tax subject to dividends distributed from Preferred Income		15.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate range		25.00%
Federal operating losses carryforward expired		20 years
Maximum [Member] | Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate		26.50%
Maximum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate		38.00%